Document and Entity Information	Jun. 08, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
City Area Code	1
Amendment Flag	false
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares 0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
A 39 Senior Note Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2024
Trading Symbol	PRGO24
Security Exchange Name	NYSE
M 4.375 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Notes due 2026
Trading Symbol	PRGO26
Security Exchange Name	NYSE
A 313 Senior Note Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.400% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
M 5.300 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
M 4.900 Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE